Long-Term Debt - Disclosure of Interest Outstanding on the Long Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Long Term Debt [Line Items]
Interest amount	$ 108,015	$ 129,388
Interest accretion	18,267	14,016
Total interest	$ 126,282	$ 143,404
USD First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Effective interest rate	5.54%	5.71%
Interest amount	$ 76,851	$ 95,356
Interest accretion	11,817	7,721
Total interest	$ 88,668	$ 103,077
EUR First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Effective interest rate	4.37%	5.68%
Interest amount	$ 16,824	$ 16,950
Interest accretion	1,271	1,241
Total interest	$ 18,095	$ 18,191
USD Second Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Effective interest rate	16.05%	13.26%
Interest amount	$ 14,340	$ 17,082
Interest accretion	5,179	4,929
Total interest	$ 19,519	$ 22,011
CDN 2013 Debentures
Disclosure Of Long Term Debt [Line Items]
Effective interest rate		7.50%
Interest accretion		$ 125
Total interest		$ 125